Stockholders' Equity (Details) - Schedule of Stock Option and Restricted Stock Unit Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Shares Subject to Outstanding Stock Options, Granted	8,371
Weighted Average Exercise Price per Share, Granted	$ 6.96
Number of Shares Subject to Outstanding Stock Options, Released
Weighted Average Exercise Price per Share, Released
Number of Shares Subject to Outstanding Stock Options, Forfeited	(12,062)
Weighted Average Exercise Price per Share, Forfeited	$ 346.16
Number of Shares Subject to Outstanding Stock Options, balance	9,071	12,762
Weighted Average Exercise Price per Share, balance (in Dollars per share)	$ 24.96	$ 340.32
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Outstanding Restricted Stock Units, Granted	14,919
Weighted Average Grant Date Fair Value per Unit, Granted	$ 8
Number of Outstanding Restricted Stock Units, Released	(7,135)
Weighted Average Grant Date Fair Value per Unit, Released	$ 256.4
Number of Outstanding Restricted Stock Units, Forfeited	(313)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 23.28
Number of Outstanding Restricted Stock Units, balance	17,087	9,615
Weighted Average Grant Date Fair Value per Unit, balance (in Dollars per share)	$ 212.4	$ 556